Stock Awards and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Awards and Stock-Based Compensation
Stock Awards and Stock-Based Compensation

8.    Stock Awards and Stock-Based Compensation

From time to time, the Company may issue stock awards in the form of Class A Common Stock grants, Restricted Stock Units (RSUs), or Class A Common Stock options with vesting/service terms. Stock awards are valued on the grant date using the Company’s common stock share price quoted on an active market. Stock options are valued using the Black-Scholes-Merton pricing model to determine the fair value of the options. We generally issue our awards in terms of a fixed monthly value, resulting in a variable number of shares being issued, or in terms of a fixed monthly share number.

Stock Options

The following table summarizes stock option activity for the three and nine months ended September 30, 2024:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2023	25,808	$96.00	1.45	$—
Options granted	793	34.20	—	—
Options exercised	(82)	48.75	—	—
Options canceled and forfeited	(280)	85.95	—	—
Balance as of December 31, 2023	26,239	94.05	1.95	—
Options granted	255	23.55	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(95)	63.15	—	—
Balance as of March 31, 2024	26,399	93.60	1.72	—
Options granted	292	20.55	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(34)	58.80	—	—
Balance as of June 30, 2024	26,657	92.85	1.49	—
Options granted	437	13.80	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(102)	58.80	—	—
Options vested and exercisable as of September 30, 2024	26,992	$91.65	1.27	—

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2024	26,239	$94.05	1.95	$—
Options granted	984	18.30	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(231)	60.30	—	—
Balance as of September 30, 2024	26,992	91.65	1.27	—
Options vested and exercisable as of September 30, 2024	26,992	$91.65	1.27	$—

The aggregate intrinsic value of options outstanding, exercisable, and vested is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the nine months ended September 30, 2024 and 2023 was $0.

The weighted average grant-date fair value of options granted during the nine months ended September 30, 2024 and 2023 was $4.35 and $18.75 per share, respectively. The total grant-date fair value of options that vested during the nine months ended September 30, 2024 and 2023 was $4 thousand and $10 thousand, respectively.

The following assumptions were used to calculate the fair value of options granted during the nine months ended September 30, 2024:

Fair value of Class A Common Stock	$0.90 — 10.80
Exercise price	$12.00 — 24.60
Risk free interest rate	3.51 — 4.71%
Expected dividend yield	0.00%
Expected volatility	77.54 — 79.80%
Expected term	3	Years

As of September 30, 2024, the Company had 26,992 stock options outstanding of which all are fully vested options.

Stock Grants

As of September 30, 2024, the Company has 6,680 common stock grants outstanding of which 5,475 were vested but not issued and 1,205 were not yet vested. All granted and outstanding common stock grants will fully vest by September 30, 2025. The Company had unrecognized stock-based compensation related to common stock grants of $6 thousand as of September 30, 2024.

RSU

As of September 30, 2024, the Company had 72,762 RSUs outstanding of which 3,428 were vested but not issued and 69,335 were not yet vested. All granted and outstanding RSUs will fully vest by January 2, 2025. The Company had unrecognized stock-based compensation related to RSUs of $343 thousand as of September 30, 2024.

During the nine months ended September 30, 2024 the Company issued 3,649 of Class A Common Stock to employees that were designated for employee stock awards and were previously recorded as treasury stock.

A summary of outstanding RSU activity as of September 30, 2024 is as follows:

RSU Outstanding
Number of Shares
Balance as of January 1, 2023	19,505
Granted	27,368
Vested (issued)	(10,652)
Forfeited	(6,481)
Balance as of December 31, 2023	29,740
Granted	69,335
Vested (issued)	(21,255)
Forfeited	(5,058)
Balance as of September 30, 2024	72,762

Stock-based compensation expense

Our consolidated statements of operations include stock-based compensation expense as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Cost of services	$3,144	$11,169	$3,406	$11,825
Research and development	23,878	48,336	38,087	79,956
Selling, general, and administrative	324,571	88,535	915,110	213,569
Total stock-based compensation expense	$351,593	$148,040	$956,603	$305,350

8.    Stock Awards and Stock-Based Compensation

From time to time, the Company may issue stock awards in the form of Class A Common Stock grants, Restricted Stock Units (RSUs), or Class A Common Stock options with vesting/service terms. Stock awards are valued on the grant date using the Company’s common stock share price quoted on an active market. Stock options are valued using the Black-Scholes-Merton pricing model to determine the fair value of the options. We generally issue our awards in terms of a fixed monthly value, resulting in a variable number of shares being issued, or in terms of a fixed monthly share number.

During the years ended December 31, 2023 and 2022, the Company entered into agreements with advisory board members and other external advisors to issue cash payments and stock awards in exchange for services rendered to the Company monthly. The total granted stock-based awards to advisory board members and other external advisors during the years ended December 31, 2023 and 2022 included grants totaling, $6 thousand and $49 thousand, respectively, options totaling $0, and RSUs totaling $36 thousand and $190 thousand, respectively.

In addition to issuing stock awards to advisory board members and other external advisors, during the years ended December 31, 2023 and 2022, the Company granted stock-based awards to multiple employees. The total granted stock-based awards to employees during the years ended December 31, 2023 and 2022 included grants totaling, $82 thousand and $307 thousand, respectively, options totaling $12 thousand and $57 thousand, respectively, and RSUs totaling $627 thousand and $1.80 million, respectively.

The following table summarizes stock option activity for the years ended December 31, 2023 and 2022:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2023	25,808	$96.00	1.45	$—
Options granted	793	34.20
Options exercised	(82)	48.75
Options canceled and forfeited	(280)	85.95
Balance as of December 31, 2023	26,239	94.05	1.95	—
Options vested and exercisable as of December 31, 2023	26,239	$94.05	1.95	—

The aggregate intrinsic value of options outstanding, exercisable, and vested is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was $0.

The weighted average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $16.20 and $ 114.75 per share, respectively. The total grant-date fair value of options that vested during the years ended December 31, 2023 and 2022 was $12 thousand and $57 thousand, respectively.

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2023:

Fair value of Class A Common Stock	$5.70 – 25.05
Exercise price	$26.70 – 46.35
Risk free interest rate	3.76 - 4.89%
Expected dividend yield	0.00%
Expected volatility	79.08– 96.45%
Expected term	3	Years

As of December 31, 2023, the Company had 26,239 stock options outstanding of which all are fully vested options.

As of December 31, 2023, the Company has 4,761 common stock grants outstanding of which 4,012 were vested but not issued and 750 were not yet vested. All granted and outstanding common stock grants will fully vest by December 31, 2024. The Company had unrecognized stock-based compensation related to common stock grants of $9 thousand as of December 31, 2023.

As of December 31, 2023, the Company had 29,740 RSUs outstanding of which 3,187 were vested but not issued and 26,553 were not yet vested. All granted and outstanding RSUs will fully vest by August 1, 2024. The Company had unrecognized stock-based compensation related to RSUs of $25 thousand as of December 31, 2023.

A summary of outstanding RSU activity as of December 31, 2023 is as follows:

RSU Outstanding
Number of Shares
Balance as of January 1, 2022	8,460
Granted	14,114
Vested (issued)	(3,070)
Forfeited	—
Balance as of December 31, 2022	19,504
Granted	27,368
Vested (issued)	(10,652)
Forfeited	(6,480)
Balance as of December 31, 2023	29,740

Stock-based compensation expense

Our consolidated statements of operations include stock-based compensation expense as follows:

	For the years ended December 31,
	2023	2022
Cost of services	$21,836	$21,721
Research and development	123,109	292,084
Selling, general, and administrative	618,343	2,085,258
Total stock-based compensation expense	$763,288	$2,399,063